Offerings - Offering: 1	Nov. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Notes due 2029
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,172,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,266.33
Offering Note	Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering